                          MAP - GOVERNMENT FUND, INC.

To Our Shareholders:

MAP-Government Fund continues to provide competitive returns to its shareholders. As of June 30, 1997 the Fund's 7-day and 30-day yields were 4.98% and 4.96%, respectively. The first half of the year saw MAP-Government yields consistently out performing, on average, its government agency fund peers. The investment adviser's efforts generally focused on maintaining the average maturity in the 40 to 60 day range, in order to produce such competitive yields.

The Fund continues to offer to its shareholders a variety of convenient programs, such as automatic investing, check writing, an exchange feature, currently with the MAP-Equity Fund, as well as easy telephone access to your account for inquiries, withdrawals, transfers etc. Please feel free to contact First Priority Investment Corporation, the Fund's distributor, at 800-559-5535 to request more information about these features.

In the letter that follows, David James, the funds lead portfolio manager, discusses some of the economic concerns that impacted the Fund's performance during the first half of 1997.

In February, Eugene Ciarkowski, who was President and a Director of MAP-Government Fund, retired. Gene, who was affiliated with the Fund since its inception in 1983, will be missed greatly. We wish him well in all his future endeavors. I have assumed Gene's responsibilities as President, and William Clark, President of First Priority Investment Corporation, has been elected a Director.

The Board of Directors invites you to mail your comments and suggestions to them and thanks you for your continued support and confidence in the Fund.

                                          Sincerely,

                                          [SIGNATURE]

                                          KATHLEEN M. KOERBER
                                          PRESIDENT

August 15, 1997

                        REPORT OF THE INVESTMENT ADVISER

Dear Shareholders:

In March of this year, the Federal Reserve Board raised the Federal Funds rates by 25 basis points. The Federal Discount Rate remained unchanged at 5.00%. Currently the 90-day Treasury Bill is yielding 5.20%.

As we began the second quarter it appeared that the economy was showing signs of strength. Unemployment was down as low as 4.8% during the first half of the year. Many investors believed that the Federal Reserve would continue to move interest rates upward to slow the economy down, as well as keep inflation in check. However, two Federal Open Market Committee meetings have come and gone without interest rates being altered. During recent congressional testimony, Federal Reserve Board Chairman, Alan Greenspan hailed the current state of the economy as "exceptional". However, Mr. Greenspan did hint that interest rates will need to be changed at some point to foster sustainable growth and low inflation.

The Market has received a mixture of data. Factory orders fell .6% in May. The producers price index fell .1% in June. The number of non-farm payroll jobs added in June was 217,000 which was below 236,000, the average in the first five months of the year. This data typically is associated with a slowing economy. However, other indicators have shown the economy is still strong. In May new home sales were up 7.1%, and existing home sales were up 4.4%. Finally the Consumer Confidence Index in June rose to a 28 year high of 129.6.

In our opinion the overall economic outlook is very good, but the risk of higher inflation is present and some caution should be exercised. Low unemployment and higher product demand could eventually create inflationary pressure leading to the possibility of an increase in interest rates by the Federal Reserve. Given the current economic environment we feel the appropriate investment strategy for the second half of 1997 is to maintain a weighted average maturity between 40-60 days.

                                          Sincerely,
                                          DAVID A. JAMES
                                          FOR FIRST PRIORITY INVESTMENT
                                          CORPORATION

August 15, 1997

STATEMENT OF ASSETS AND LIABILITIES
MAP - GOVERNMENT FUND, INC.
JUNE 30, 1997 (UNAUDITED)

ASSETS

Investments (cost $90,653,493)....................   $90,653,493
Interest receivable...............................      109,777
Cash..............................................       15,790
Receivable for Fund shares sold...................       88,599
Prepaid expense and other.........................        8,168
                                                    ------------
        Total Assets..............................   90,875,827
                                                    ------------
LIABILITIES

Payable for Fund shares redeemed..................      689,922
Investment advisory fee payable...................       90,413
Accounts payable and accrued expenses.............       14,997
                                                    ------------
        Total Liabilities.........................      795,332
                                                    ------------
        Net Assets................................   $90,080,495
                                                    ------------
                                                    ------------
NET ASSETS

Capital stock (90,080,495 shares of $.01 par value
  capital stock outstanding, 2,000,000,000 shares
  authorized).....................................   $  900,805
Capital Paid-in...................................   89,179,690
                                                    ------------
        Net Assets................................   $90,080,495
                                                    ------------
                                                    ------------
Net asset value, offering price and redemption
  price per share
  ($90,080,495  DIVIDED BY 90,080,495 shares of
  capital stock outstanding)......................        $1.00
                                                    ------------
                                                    ------------

See notes to financial statements.

STATEMENT OF OPERATIONS
MAP - GOVERNMENT FUND, INC.
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

Investment Income
  Interest........................................  $2,589,773
                                                    ----------

Expenses
  Investment advisory fee.........................     190,267
  Custodian.......................................      29,399
  Transfer agent..................................      28,179
  Filing Fees.....................................      14,278
  Audit...........................................      12,550
  Insurance expense...............................       9,254
  Directors' fees.................................       3,750
  Miscellaneous...................................       3,723
  Printing........................................       3,569
  Legal...........................................       3,022
                                                    ----------
                                                       297,991
                                                    ----------
    Net Investment Income.........................  $2,291,782
                                                    ----------
                                                    ----------

STATEMENTS OF CHANGES IN NET ASSETS
MAP - GOVERNMENT FUND, INC.
(UNAUDITED)

                                                                              SIX MONTHS
                                                                                 ENDED           YEAR ENDED
                                                                               JUNE 30,         DECEMBER 31,
                                                                                 1997               1996
                                                                             -------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income....................................................  $   2,291,782      $   4,624,856
                                                                             -------------     ---------------
    Net Increase in Net Assets Resulting from Operations...................      2,291,782          4,624,856
                                                                             -------------     ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income.....................................     (2,291,782)        (4,624,856)
                                                                             -------------     ---------------

FROM CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets from capital share transactions....    (19,674,243)        28,729,858
                                                                             -------------     ---------------
    Net Increase (Decrease) in Net Assets..................................    (19,674,243)        28,729,858

NET ASSETS
  Beginning of period......................................................    109,754,738         81,024,880
                                                                             -------------     ---------------
  End of period............................................................  $  90,080,495      $ 109,754,738
                                                                             -------------     ---------------
                                                                             -------------     ---------------

See notes to financial statements.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                          MAP - GOVERNMENT FUND, INC.
                                 JUNE 30, 1997
                                  (UNAUDITED)

PRINCIPAL                                                                                   VALUE
----------                                                                               -----------
            FEDERAL FARM CREDIT BANK (23.7%)
$1,310,000  5.44%, due July 2, 1997....................................................  $ 1,309,802
 1,585,000  5.50%, due July 25, 1997...................................................    1,579,188
 1,000,000  5.51%, due August 1, 1997..................................................      995,255
   900,000  5.52%, due August 1, 1997..................................................      895,722
 1,070,000  5.53%, due August 8, 1997..................................................    1,063,754
 2,060,000  5.45%, due August 18, 1997.................................................    2,045,031
 1,070,000  5.48%, due August 19, 1997.................................................    1,062,019
 2,015,000  5.45%, due August 21, 1997.................................................    1,999,443
   855,000  5.48%, due August 21, 1997.................................................      848,362
   500,000  5.45%, due September 2, 1997...............................................      495,231
   730,000  5.46%, due September 4, 1997...............................................      722,803
 1,220,000  5.42%, due September 5, 1997...............................................    1,207,877
   400,000  5.44%, due September 8, 1997...............................................      395,829
 1,670,000  5.42%, due September 12, 1997..............................................    1,651,646
 1,575,000  5.42%, due September 15, 1997..............................................    1,556,979
   745,000  5.42%, due September 16, 1997..............................................      736,363
 2,800,000  5.42%, due September 23, 1997..............................................    2,764,589
                                                                                         -----------
                                                                                          21,329,893
                                                                                         -----------
            FEDERAL HOME LOAN BANK BOARD (25.2%)
   465,000  5.53%, due July 7, 1997....................................................      464,571
 2,250,000  5.41%, due July 17, 1997...................................................    2,244,590
 1,000,000  5.43%, due July 24, 1997...................................................      996,531
 1,250,000  5.44%, due July 30, 1997...................................................    1,244,522
 1,020,000  5.41%, due July 31, 1997...................................................    1,015,402
 1,905,000  5.43%, due August 14, 1997.................................................    1,892,357
   200,000  5.46%, due August 14, 1997.................................................      198,665
 2,275,000  5.53%, due August 14, 1997.................................................    2,259,624
 1,000,000  5.54%, due August 14, 1997.................................................      993,229
 1,945,000  5.41%, due August 22, 1997.................................................    1,929,801
 2,120,000  5.43%, due September 12, 1997..............................................    2,096,657
 2,970,000  5.42%, due September 24, 1997..............................................    2,931,992
   955,000  5.43%, due October 3, 1997.................................................      941,460
 1,500,000  5.70%, due November 18, 1997...............................................    1,500,000
 1,000,000  5.75%, due January 9, 1998.................................................    1,000,000
 1,000,000  5.91%, due March 24, 1998..................................................    1,000,000
                                                                                         -----------
                                                                                          22,709,401
                                                                                         -----------

                          MAP - GOVERNMENT FUND, INC.
                                 JUNE 30, 1997
                                  (UNAUDITED)

PRINCIPAL                                                                                   VALUE
----------                                                                               -----------
            FEDERAL HOME LOAN MORTGAGE CORP. (27.6%)
$  250,000  5.47%, due July 1, 1997....................................................  $   250,000
 1,500,000  5.51%, due July 1, 1997....................................................    1,500,000
 1,285,000  5.45%, due July 11, 1997...................................................    1,283,055
 1,000,000  5.48%, due July 15, 1997...................................................      997,869
   500,000  5.82%, due July 15, 1997...................................................      500,000
   900,000  5.49%, due July 23, 1997...................................................      896,981
   945,000  5.52%, due August 1, 1997..................................................      940,508
   740,000  5.53%, due August 1, 1997..................................................      736,476
 1,718,000  5.54%, due August 4, 1997..................................................    1,709,011
 2,000,000  5.54%, due August 7, 1997..................................................    1,988,623
   845,000  5.52%, due August 14, 1997.................................................      839,299
 1,000,000  5.49%, due August 15, 1997.................................................      993,138
 1,320,000  5.48%, due September 3, 1997...............................................    1,307,140
 1,025,000  5.49%, due September 3, 1997...............................................    1,014,996
 1,010,000  5.48%, due September 4, 1997...............................................    1,000,007
 1,400,000  5.46%, due September 11, 1997..............................................    1,384,712
 1,700,000  5.47%, due September 11, 1997..............................................    1,681,402
 2,050,000  5.43%, due September 19, 1997..............................................    2,025,263
 1,525,000  5.42%, due September 22, 1997..............................................    1,505,943
 1,325,000  5.43%, due September 22, 1997..............................................    1,308,412
 1,000,000  5.43%, due September 25, 1997..............................................      987,028
                                                                                         -----------
                                                                                          24,849,863
                                                                                         -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.1%)
 1,300,000  5.50%, due July 8, 1997....................................................    1,298,610
 1,835,000  5.49%, due July 10, 1997...................................................    1,832,482
 1,500,000  5.51%, due July 10, 1997...................................................    1,497,934
 2,650,000  5.54%, due July 18, 1997...................................................    2,643,067
 3,000,000  5.50%, due August 4, 1997..................................................    2,984,417
 1,000,000  5.52%, due August 4, 1997..................................................      994,787
 1,310,000  5.53%, due August 11, 1997.................................................    1,301,757
 1,425,000  5.53%, due August 12, 1997.................................................    1,415,806
 1,000,000  5.45%, due August 27, 1997.................................................      991,371
   800,000  5.50%, due August 27, 1997.................................................      793,033
 1,410,000  5.42%, due August 28, 1997.................................................    1,397,699
   840,000  5.45%, due August 28, 1997.................................................      832,624
 1,050,000  5.49%, due September 4, 1997...............................................    1,039,592
 1,000,000  5.30%, due September 11, 1997..............................................      989,400
 1,780,000  5.44%, due October 14, 1997................................................    1,751,757
                                                                                         -----------
                                                                                          21,764,336
                                                                                         -----------
            TOTAL INVESTMENTS (100.6%) (cost $90,653,493)(1)...........................   90,653,493
                                                                                         -----------
            Liabilities, less cash, receivables, and other assets (-0.6%)                   (572,998)
                                                                                         -----------
            NET ASSETS (100.0%)                                                          $90,080,495
                                                                                         -----------
                                                                                         -----------

---------
(1) Also represents cost for federal income tax purposes.

    The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

    See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MAP - GOVERNMENT FUND, INC. (UNAUDITED)

NOTE A -- ACCOUNTING POLICIES

MAP - Government Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Significant accounting policies of the Fund are as follows:

INVESTMENTS: Investments are valued at amortized cost which approximates market value. Under this method, securities are initially valued at cost on their acquisition date and their subsequent value is calculated based on such initial value and assuming a constant accretion of purchase discount or amortization of any purchase premium to maturity. It is the intention of the Fund to maintain a per share net asset value of $1.00. Security transactions are recorded on the date of purchase or sale. Interest is accrued daily. Realized gains and losses on investment transactions are determined on the basis of identified cost.

FEDERAL INCOME TAXES: The Fund does not provide for federal income taxes since it intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code and to maintain this qualification by distributing each year substantially all of its net investment income and net realized capital gains, if any, to its shareholders.

DIVIDENDS: The Fund declares dividends daily from net investment income and net realized capital gains, if any, and distributes such dividends monthly.

ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE B -- INVESTMENT ADVISORY AND SERVICE AGREEMENTS

The Fund has investment advisory, service and distribution agreements with First Priority Investment Corporation ("FPIC"). FPIC is a wholly-owned subsidiary of MBLLAC Holding Corporation, a wholly-owned subsidiary of MBL Life Assurance Corporation ("MBL Life"). Under the investment advisory agreement, the Fund pays FPIC a periodic fee at the annual rate of .40% of the first $300,000,000 of the Fund's net assets, .35% of the next $400,000,000 of such value and .30% of such value in excess of $700,000,000. The fee is computed and accrued daily and paid quarterly. Under the terms of the service agreement, FPIC reimburses MBL Life for services provided in connection with FPIC's obligations under the investment advisory agreement.

The compensation of each disinterested director is paid by the Fund at the rate of $400 per meeting attended, plus an annual retainer of $900. Aggregate fees paid during the period to the Fund's disinterested directors amounted to $3,750. Two of the directors of the Fund and all officers of the Fund are either officers or employees of MBL Life. The compensation of the directors and officers and any employees of the Fund affiliated with FPIC is paid by the affiliated entities.

MBL Life and certain subsidiaries and affiliates owned 57,000,234 Fund shares at June 30, 1997.

NOTE C -- CAPITAL STOCK

A summary of capital share transactions, at $1.00 per share, follows:

                                                  Six Months
                                                     Ended            Year Ended
                                                 June 30, 1997     December 31, 1996
                                               -----------------   -----------------
Shares sold..................................         52,118,544      174,649,911
Shares issued in reinvestment of income
  dividends and capital gain distributions...          2,271,708        4,942,746
                                               -----------------   -----------------
                                                      54,390,252      179,592,657
Shares repurchased...........................        (74,064,495)    (150,862,799)
                                               -----------------   -----------------
Net increase (decrease)......................        (19,674,243)      28,729,858
                                               -----------------   -----------------
                                               -----------------   -----------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                          MAP - GOVERNMENT FUND, INC.
                                  (UNAUDITED)

Selected data for each share of capital stock outstanding throughout the periods indicated:

                                        SIX
                                      MONTHS
                                       ENDED                                  YEAR ENDED DECEMBER 31,
                                     JUNE 30,    ----------------------------------------------------------------------------------
                                       1997        1996       1995     1994     1993     1992     1991     1990     1989     1988
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------
Net Asset Value, Beginning of
  Period...........................  $   1.00    $    1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00

Net investment income..............     0.024        0.048     0.052    0.035    0.025    0.034    0.054    0.073    0.084    0.068

Dividends from net investment
  income...........................    (0.024)      (0.048)   (0.052)  (0.035)  (0.025)  (0.034)  (0.054)  (0.073)  (0.084)  (0.068)
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------

Net Asset Value, End of Period.....  $   1.00    $    1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------

Total Return.......................      2.42%        4.87%     5.17%    3.53%    2.49%    3.36%    5.38%    7.32%    8.32%    6.84%
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------

Ratios/Supplemental Data:

Net Assets, End of Period
  (thousands)......................  $ 90,080    $ 109,755   $81,025  $89,518  $55,008  $42,850  $38,555  $35,434  $30,493  $30,816
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------

Ratio of Expenses to Average Net
  Assets...........................      0.31%        0.62%     0.69%    0.73%    0.74%    0.75%    0.75%    0.75%    0.75%    0.75%
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------

Ratio of Net Investment Income to
  Average Net Assets...............      2.39%        4.76%     5.17%    3.53%    2.49%    3.36%    5.38%    7.32%    8.32%    6.84%
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------
                                     ---------   ---------   -------  -------  -------  -------  -------  -------  -------  -------

See notes to financial statements.

                          MAP - GOVERNMENT FUND, INC.
                                520 Broad Street
                         Newark, New Jersey 07102-3111
                                 1-800-559-5535

                                 FUND DIRECTORS

                                William G. Clark

                               Horace J. DePodwin

                             Herbert M. Groce, Jr.

                              Kathleen M. Koerber

                              Jerome M. Scheckman

                               INVESTMENT ADVISER
                                      and
                                  DISTRIBUTOR
                     First Priority Investment Corporation
                                520 Broad Street
                         Newark, New Jersey 07102-3111
                                 1-800-559-5535

                          CUSTODIAN and TRANSFER AGENT
                         State Street Bank & Trust Co.
                                 P.O. Box 8500
                        Boston, Massachusetts 02266-8500
                                 1-800-343-0529

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                            New York, New York 10036

THIS REPORT HAS BEEN PREPARED FOR THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR OTHER DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND.

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997
FS-631 (8-97)
                 ---------------------------------------------